Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the periods ended June 30, 2026, and 2025 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	160,956	6.97
Granted	35,000	6.50
Cancelled	(57,000)	11.69
Expired	(456)	155.47
Outstanding as at June 30, 2026	138,500	18.25
Exercisable as at June 30, 2026	138,500	18.25

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.90
Exercised	(37,192)	5.53
Outstanding as at June 30, 2025	62,956	10.10
Exercisable as at June 30, 2025	58,789	10.42

Schedule of fair values of options granted using the Black-Scholes option pricing model

The fair value of share options granted during the six months ended June 30, 2026, and 2025, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2026	2025
Grant date share price	C$6.62	C$6.64-C$9.92
Exercise price	C$6.50	C$6.60-C$9.90
Expected dividend yield	—	—
Risk free interest rate	3.18%	2.60%-2.61%
Expected life	5 years	2 years
Expected volatility	122%	132%-136%

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at June 30, 2026:

	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
5.60	12,500	0.19	5.60	12,500
24.50	91,000	4.24	24.50	91,000
6.50	35,000	4.74	6.50	35,000
18.25	138,500	4.00	18.25	138,500

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the periods ended June 30, 2026, and 2025, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2025	97,600
Converted to common shares	(96,000)
Outstanding as at June 30, 2026	1,600

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	60,000
Converted to common shares	(92,690)
Outstanding as at June 30, 2025	—

Schedule of share-based compensation

The Company recognized share-based compensation for the three and six months ended June 30, 2026, and 2025 as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Share options (i)	1,035	416,978	140,802	674,287
RSUs (ii)	12,414	432,606	764,704	466,569
	13,449	849,584	905,506	1,140,856

(i)	Includes $1,035 and $416,978 share-based compensation from Unbuzzd for the six months ended June 30, 2026, and 2025, respectively.

(ii)	Includes $3,454 and $Nil share-based compensation from Unbuzzd for the three months ended June 30, 2026, and 2025, respectively.